Shareholder Report	12 Months Ended
Jul. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	American Funds Tax-Exempt Fund of New York
Entity Central Index Key	0001496999
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2026
American Funds Tax-Exempt Fund of New York® - Class A
Shareholder Report [Line Items]
Fund Name	American Funds Tax-Exempt Fund of New York®
Class Name	Class A
Trading Symbol	NYAAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Tax-Exempt Fund of New York (the "fund") for the period from August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-A. You can also request this information by contacting us at (800) 421-4225.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-A
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 60	0.58%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	0.58%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class A shares gained 6.24% for the year ended July 31, 2026. That result compares with a 5.57% gain for the Bloomberg New York Municipal Index. For information on returns for additional periods, including the fund lifetime, please refer to capitalgroup.com/mutual-fund-returns-A.
What factors influenced results
During the fund’s fiscal year, municipal bonds posted positive returns. The U.S. economy remained resilient, though signs of labor market softening led the U.S. Federal Reserve to implement three 25-basis-point rate cuts. Interest rate volatility drove returns while credit spreads remained range bound. The municipal yield curve remained steep, as demand for shorter maturities was consistently strong.
Both the fund and the benchmark (the Bloomberg New York Municipal Index) generated positive absolute results over the period. Curve positioning was the primary contributor to relative results. Security selection and sector decisions contributed to a lesser extent. Municipal yields rose at the short end of the curve and fell at the long end. The fund maintained a modest long-duration position relative to the benchmark, averaging 1.06 years longer, with an overweight to the long end and an underweight to the short end of the curve.. From a sector perspective, an overweight to corporate bonds contributed the most to relative results. Underweights to the special tax and housing sectors contributed as well. Security selection within the health care and corporate sectors was particularly additive. Investment choices in education and general obligation bonds also contributed.
Duration positioning detracted from relative results. Security selection within the tobacco and special tax sectors also detracted.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds Tax-Exempt Fund of New York — Class A (with sales charge) *	2.26%	(0.68) %	1.18%
American Funds Tax-Exempt Fund of New York — Class A (without sales charge) *	6.24%	0.08%	1.57%
Bloomberg Municipal Bond Index †	5.27%	0.51%	1.95%
Bloomberg New York Municipal Index †	5.57%	0.47%	1.82%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Aug. 01, 2025
Net Assets	$ 294,681,000
Holdings Count | Holding	260
Advisory Fees Paid, Amount	$ 716,000
Investment Company, Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in thousands)	$ 294,681
Total number of portfolio holdings	260
Total advisory fees paid (in thousands)	$ 716
Portfolio turnover rate	12%

Holdings [Text Block]
Portfolio quality summary * (percent of net assets)
*
Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. In assigning a credit rating to a security, the fund looks specifically to the ratings assigned to the issuer of the security by Standard & Poor’s, Moody’s and/or Fitch. If agency ratings differ, the security will be considered to have received the highest of those ratings, consistent with the fund’s investment policies. Securities in the “unrated“ category (above) have not been rated by a rating agency; however, the investment adviser performs its own credit analysis and assigns comparable ratings that are used for compliance with the fund’s investment policies.
†
Includes derivatives.

Material Fund Change [Text Block]
Material fund changes
This is a summary of certain changes to the fund since August 1, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available by October 1, 2026 at capitalgroup.com/mutual-fund-literature-A or upon request at (800) 421-4225.
Advisory Fee Structure Changes
On November 25, 2025, shareholders of the fund approved an amendment to the investment advisory and service agreement to remove the income component and revise the advisory fee schedule, effective March 1, 2026.
Fund Classification Change
On November 25, 2025, the shareholders of the fund approved an amendment to change the fund’s classification from a “diversified” to a “non-diversified” fund.

Material Fund Change Expenses [Text Block]
Advisory Fee Structure Changes
On November 25, 2025, shareholders of the fund approved an amendment to the investment advisory and service agreement to remove the income component and revise the advisory fee schedule, effective March 1, 2026.

Material Fund Change Risks Change [Text Block]	Fund Classification Change On November 25, 2025, the shareholders of the fund approved an amendment to change the fund’s classification from a “diversified” to a “non-diversified” fund.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the fund since August 1, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available by October 1, 2026 at capitalgroup.com/mutual-fund-literature-A or upon request at (800) 421-4225.
Updated Prospectus Phone Number	(800) 421-4225
Updated Prospectus Web Address	capitalgroup.com/mutual-fund-literature-A
American Funds Tax-Exempt Fund of New York® - Class C
Shareholder Report [Line Items]
Fund Name	American Funds Tax-Exempt Fund of New York®
Class Name	Class C
Trading Symbol	NYACX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Tax-Exempt Fund of New York (the "fund") for the period from August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-C. You can also request this information by contacting us at (800) 421-4225.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-C
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 137	1.33%

Expenses Paid, Amount	$ 137
Expense Ratio, Percent	1.33%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class C shares gained 5.45% for the year ended July 31, 2026. That result compares with a 5.57% gain for the Bloomberg New York Municipal Index. For information on returns for additional periods, including the fund lifetime, please refer to capitalgroup.com/mutual-fund-returns-C.
What factors influenced results
During the fund’s fiscal year, municipal bonds posted positive returns. The U.S. economy remained resilient, though signs of labor market softening led the U.S. Federal Reserve to implement three 25-basis-point rate cuts. Interest rate volatility drove returns while credit spreads remained range bound. The municipal yield curve remained steep, as demand for shorter maturities was consistently strong.
Both the fund and the benchmark (the Bloomberg New York Municipal Index) generated positive absolute results over the period. Curve positioning was the primary contributor to relative results. Security selection and sector decisions contributed to a lesser extent. Municipal yields rose at the short end of the curve and fell at the long end. The fund maintained a modest long-duration position relative to the benchmark, averaging 1.06 years longer, with an overweight to the long end and an underweight to the short end of the curve.. From a sector perspective, an overweight to corporate bonds contributed the most to relative results. Underweights to the special tax and housing sectors contributed as well. Security selection within the health care and corporate sectors was particularly additive. Investment choices in education and general obligation bonds also contributed.
Duration positioning detracted from relative results. Security selection within the tobacco and special tax sectors also detracted.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds Tax-Exempt Fund of New York — Class C (with sales charge) *	4.45%	(0.67) %	0.95%
American Funds Tax-Exempt Fund of New York — Class C (without sales charge) *	5.45%	(0.67) %	0.95%
Bloomberg Municipal Bond Index †	5.27%	0.51%	1.95%
Bloomberg New York Municipal Index †	5.57%	0.47%	1.82%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Aug. 01, 2025
Net Assets	$ 294,681,000
Holdings Count | Holding	260
Advisory Fees Paid, Amount	$ 716,000
Investment Company, Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in thousands)	$ 294,681
Total number of portfolio holdings	260
Total advisory fees paid (in thousands)	$ 716
Portfolio turnover rate	12%

Holdings [Text Block]
Portfolio quality summary * (percent of net assets)
*
Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. In assigning a credit rating to a security, the fund looks specifically to the ratings assigned to the issuer of the security by Standard & Poor’s, Moody’s and/or Fitch. If agency ratings differ, the security will be considered to have received the highest of those ratings, consistent with the fund’s investment policies. Securities in the “unrated“ category (above) have not been rated by a rating agency; however, the investment adviser performs its own credit analysis and assigns comparable ratings that are used for compliance with the fund’s investment policies.
†
Includes derivatives.

Material Fund Change [Text Block]
Material fund changes
This is a summary of certain changes to the fund since August 1, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available by October 1, 2026 at capitalgroup.com/mutual-fund-literature-C or upon request at (800) 421-4225.
Advisory Fee Structure Changes
On November 25, 2025, shareholders of the fund approved an amendment to the investment advisory and service agreement to remove the income component and revise the advisory fee schedule, effective March 1, 2026.
Fund Classification Change
On November 25, 2025, the shareholders of the fund approved an amendment to change the fund’s classification from a “diversified” to a “non-diversified” fund.

Material Fund Change Expenses [Text Block]
Advisory Fee Structure Changes
On November 25, 2025, shareholders of the fund approved an amendment to the investment advisory and service agreement to remove the income component and revise the advisory fee schedule, effective March 1, 2026.

Material Fund Change Risks Change [Text Block]	Fund Classification Change On November 25, 2025, the shareholders of the fund approved an amendment to change the fund’s classification from a “diversified” to a “non-diversified” fund.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the fund since August 1, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available by October 1, 2026 at capitalgroup.com/mutual-fund-literature-C or upon request at (800) 421-4225.
Updated Prospectus Phone Number	(800) 421-4225
Updated Prospectus Web Address	capitalgroup.com/mutual-fund-literature-C
American Funds Tax-Exempt Fund of New York® - Class F-1
Shareholder Report [Line Items]
Fund Name	American Funds Tax-Exempt Fund of New York®
Class Name	Class F-1
Trading Symbol	NYAEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Tax-Exempt Fund of New York (the "fund") for the period from August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F1. You can also request this information by contacting us at (800) 421-4225.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F1
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$ 70	0.68%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.68%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class F-1 shares gained 6.14% for the year ended July 31, 2026. That result compares with a 5.57% gain for the Bloomberg New York Municipal Index. For information on returns for additional periods, including the fund lifetime, please refer to capitalgroup.com/mutual-fund-returns-F1.
What factors influenced results
During the fund’s fiscal year, municipal bonds posted positive returns. The U.S. economy remained resilient, though signs of labor market softening led the U.S. Federal Reserve to implement three 25-basis-point rate cuts. Interest rate volatility drove returns while credit spreads remained range bound. The municipal yield curve remained steep, as demand for shorter maturities was consistently strong.
Both the fund and the benchmark (the Bloomberg New York Municipal Index) generated positive absolute results over the period. Curve positioning was the primary contributor to relative results. Security selection and sector decisions contributed to a lesser extent. Municipal yields rose at the short end of the curve and fell at the long end. The fund maintained a modest long-duration position relative to the benchmark, averaging 1.06 years longer, with an overweight to the long end and an underweight to the short end of the curve.. From a sector perspective, an overweight to corporate bonds contributed the most to relative results. Underweights to the special tax and housing sectors contributed as well. Security selection within the health care and corporate sectors was particularly additive. Investment choices in education and general obligation bonds also contributed.
Duration positioning detracted from relative results. Security selection within the tobacco and special tax sectors also detracted.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds Tax-Exempt Fund of New York — Class F-1 *	6.14%	0.00%	1.52%
Bloomberg Municipal Bond Index †	5.27%	0.51%	1.95%
Bloomberg New York Municipal Index †	5.57%	0.47%	1.82%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Aug. 01, 2025
Net Assets	$ 294,681,000
Holdings Count | Holding	260
Advisory Fees Paid, Amount	$ 716,000
Investment Company, Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in thousands )	$ 294,681
Total number of portfolio holdings	260
Total advisory fees paid (in thousands)	$ 716
Portfolio turnover rate	12%

Holdings [Text Block]
Portfolio quality summary * (percent of net assets)
*
Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. In assigning a credit rating to a security, the fund looks specifically to the ratings assigned to the issuer of the security by Standard & Poor’s, Moody’s and/or Fitch. If agency ratings differ, the security will be considered to have received the highest of those ratings, consistent with the fund’s investment policies. Securities in the “unrated“ category (above) have not been rated by a rating agency; however, the investment adviser performs its own credit analysis and assigns comparable ratings that are used for compliance with the fund’s investment policies.
†
Includes derivatives.

Material Fund Change [Text Block]
Material fund changes
This is a summary of certain changes to the fund since August 1, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available by October 1, 2026 at capitalgroup.com/mutual-fund-literature-F1 or upon request at (800) 421-4225.
Advisory Fee Structure Changes
On November 25, 2025, shareholders of the fund approved an amendment to the investment advisory and service agreement to remove the income component and revise the advisory fee schedule, effective March 1, 2026.
Fund Classification Change
On November 25, 2025, the shareholders of the fund approved an amendment to change the fund’s classification from a “diversified” to a “non-diversified” fund.

Material Fund Change Expenses [Text Block]
Advisory Fee Structure Changes
On November 25, 2025, shareholders of the fund approved an amendment to the investment advisory and service agreement to remove the income component and revise the advisory fee schedule, effective March 1, 2026.

Material Fund Change Risks Change [Text Block]	Fund Classification Change On November 25, 2025, the shareholders of the fund approved an amendment to change the fund’s classification from a “diversified” to a “non-diversified” fund.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the fund since August 1, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available by October 1, 2026 at capitalgroup.com/mutual-fund-literature-F1 or upon request at (800) 421-4225.
Updated Prospectus Phone Number	(800) 421-4225
Updated Prospectus Web Address	capitalgroup.com/mutual-fund-literature-F1
American Funds Tax-Exempt Fund of New York® - Class F-2
Shareholder Report [Line Items]
Fund Name	American Funds Tax-Exempt Fund of New York®
Class Name	Class F-2
Trading Symbol	NYAFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Tax-Exempt Fund of New York (the "fund") for the period from August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F2. You can also request this information by contacting us at (800) 421-4225.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F2
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 42	0.41%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.41%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class F-2 shares gained 6.42% for the year ended July 31, 2026. That result compares with a 5.57% gain for the Bloomberg New York Municipal Index. For information on returns for additional periods, including the fund lifetime, please refer to capitalgroup.com/mutual-fund-returns-F2.
What factors influenced results
During the fund’s fiscal year, municipal bonds posted positive returns. The U.S. economy remained resilient, though signs of labor market softening led the U.S. Federal Reserve to implement three 25-basis-point rate cuts. Interest rate volatility drove returns while credit spreads remained range bound. The municipal yield curve remained steep, as demand for shorter maturities was consistently strong.
Both the fund and the benchmark (the Bloomberg New York Municipal Index) generated positive absolute results over the period. Curve positioning was the primary contributor to relative results. Security selection and sector decisions contributed to a lesser extent. Municipal yields rose at the short end of the curve and fell at the long end. The fund maintained a modest long-duration position relative to the benchmark, averaging 1.06 years longer, with an overweight to the long end and an underweight to the short end of the curve.. From a sector perspective, an overweight to corporate bonds contributed the most to relative results. Underweights to the special tax and housing sectors contributed as well. Security selection within the health care and corporate sectors was particularly additive. Investment choices in education and general obligation bonds also contributed.
Duration positioning detracted from relative results. Security selection within the tobacco and special tax sectors also detracted.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds Tax-Exempt Fund of New York — Class F-2 *	6.42%	0.25%	1.73%
Bloomberg Municipal Bond Index †	5.27%	0.51%	1.95%
Bloomberg New York Municipal Index †	5.57%	0.47%	1.82%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Aug. 01, 2025
Net Assets	$ 294,681,000
Holdings Count | Holding	260
Advisory Fees Paid, Amount	$ 716,000
Investment Company, Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in thousands)	$ 294,681
Total number of portfolio holdings	260
Total advisory fees paid (in thousands)	$ 716
Portfolio turnover rate	12%

Holdings [Text Block]
Portfolio quality summary * (percent of net assets)
*
Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. In assigning a credit rating to a security, the fund looks specifically to the ratings assigned to the issuer of the security by Standard & Poor’s, Moody’s and/or Fitch. If agency ratings differ, the security will be considered to have received the highest of those ratings, consistent with the fund’s investment policies. Securities in the “unrated“ category (above) have not been rated by a rating agency; however, the investment adviser performs its own credit analysis and assigns comparable ratings that are used for compliance with the fund’s investment policies.
†
Includes derivatives.

Material Fund Change [Text Block]
Material fund changes
This is a summary of certain changes to the fund since August 1, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available by October 1, 2026 at capitalgroup.com/mutual-fund-literature-F2 or upon request at (800) 421-4225.
Advisory Fee Structure Changes
On November 25, 2025, shareholders of the fund approved an amendment to the investment advisory and service agreement to remove the income component and revise the advisory fee schedule, effective March 1, 2026.
Fund Classification Change
On November 25, 2025, the shareholders of the fund approved an amendment to change the fund’s classification from a “diversified” to a “non-diversified” fund.

Material Fund Change Expenses [Text Block]
Advisory Fee Structure Changes
On November 25, 2025, shareholders of the fund approved an amendment to the investment advisory and service agreement to remove the income component and revise the advisory fee schedule, effective March 1, 2026.

Material Fund Change Risks Change [Text Block]	Fund Classification Change On November 25, 2025, the shareholders of the fund approved an amendment to change the fund’s classification from a “diversified” to a “non-diversified” fund.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the fund since August 1, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available by October 1, 2026 at capitalgroup.com/mutual-fund-literature-F2 or upon request at (800) 421-4225.
Updated Prospectus Phone Number	(800) 421-4225
Updated Prospectus Web Address	capitalgroup.com/mutual-fund-literature-F2
American Funds Tax-Exempt Fund of New York® - Class F-3
Shareholder Report [Line Items]
Fund Name	American Funds Tax-Exempt Fund of New York®
Class Name	Class F-3
Trading Symbol	TFNYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Tax-Exempt Fund of New York (the "fund") for the period from August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F3. You can also request this information by contacting us at (800) 421-4225.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F3
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 31	0.30%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.30%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class F-3 shares gained 6.54% for the year ended July 31, 2026. That result compares with a 5.57% gain for the Bloomberg New York Municipal Index. For information on returns for additional periods, including the fund lifetime, please refer to capitalgroup.com/mutual-fund-returns-F3.
What factors influenced results
During the fund’s fiscal year, municipal bonds posted positive returns. The U.S. economy remained resilient, though signs of labor market softening led the U.S. Federal Reserve to implement three 25-basis-point rate cuts. Interest rate volatility drove returns while credit spreads remained range bound. The municipal yield curve remained steep, as demand for shorter maturities was consistently strong.
Both the fund and the benchmark (the Bloomberg New York Municipal Index) generated positive absolute results over the period. Curve positioning was the primary contributor to relative results. Security selection and sector decisions contributed to a lesser extent. Municipal yields rose at the short end of the curve and fell at the long end. The fund maintained a modest long-duration position relative to the benchmark, averaging 1.06 years longer, with an overweight to the long end and an underweight to the short end of the curve.. From a sector perspective, an overweight to corporate bonds contributed the most to relative results. Underweights to the special tax and housing sectors contributed as well. Security selection within the health care and corporate sectors was particularly additive. Investment choices in education and general obligation bonds also contributed.
Duration positioning detracted from relative results. Security selection within the tobacco and special tax sectors also detracted.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds Tax-Exempt Fund of New York — Class F-3 2	6.54%	0.36%	2.33%
Bloomberg Municipal Bond Index 3	5.27%	0.51%	2.43%
Bloomberg New York Municipal Index 3	5.57%	0.47%	2.28%
1
Class F-3 shares were first offered on January 27, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

Performance Inception Date	Jan. 27, 2017
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Aug. 01, 2025
Net Assets	$ 294,681,000
Holdings Count | Holding	260
Advisory Fees Paid, Amount	$ 716,000
Investment Company, Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in thousands)	$ 294,681
Total number of portfolio holdings	260
Total advisory fees paid (in thousands)	$ 716
Portfolio turnover rate	12%

Holdings [Text Block]
Portfolio quality summary * (percent of net assets)
*
Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. In assigning a credit rating to a security, the fund looks specifically to the ratings assigned to the issuer of the security by Standard & Poor’s, Moody’s and/or Fitch. If agency ratings differ, the security will be considered to have received the highest of those ratings, consistent with the fund’s investment policies. Securities in the “unrated“ category (above) have not been rated by a rating agency; however, the investment adviser performs its own credit analysis and assigns comparable ratings that are used for compliance with the fund’s investment policies.
†
Includes derivatives.

Material Fund Change [Text Block]
Material fund changes
This is a summary of certain changes to the fund since August 1, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available by October 1, 2026 at capitalgroup.com/mutual-fund-literature-F3 or upon request at (800) 421-4225.
Advisory Fee Structure Changes
On November 25, 2025, shareholders of the fund approved an amendment to the investment advisory and service agreement to remove the income component and revise the advisory fee schedule, effective March 1, 2026.
Fund Classification Change
On November 25, 2025, the shareholders of the fund approved an amendment to change the fund’s classification from a “diversified” to a “non-diversified” fund.

Material Fund Change Expenses [Text Block]
Advisory Fee Structure Changes
On November 25, 2025, shareholders of the fund approved an amendment to the investment advisory and service agreement to remove the income component and revise the advisory fee schedule, effective March 1, 2026.

Material Fund Change Risks Change [Text Block]	Fund Classification Change On November 25, 2025, the shareholders of the fund approved an amendment to change the fund’s classification from a “diversified” to a “non-diversified” fund.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the fund since August 1, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available by October 1, 2026 at capitalgroup.com/mutual-fund-literature-F3 or upon request at (800) 421-4225.
Updated Prospectus Phone Number	(800) 421-4225
Updated Prospectus Web Address	capitalgroup.com/mutual-fund-literature-F3